EQUITY (Details Narrative) - USD ($)			1 Months Ended										2 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Jan. 11, 2023	Apr. 05, 2022	Mar. 31, 2023	Jan. 31, 2023	Jan. 24, 2023	Nov. 30, 2022	Nov. 15, 2022	Oct. 31, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Mar. 27, 2023	Sep. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 28, 2021
Shares of common Stock issued				4,245		9,500				500,000					17,045	1,200,000
Shares value of common Stock issued				$ 4,500		$ 15,199				$ 500,000					$ 15,000	$ 15,057
Vested, number of shares															3,227,009	3,041,322
Warrant issued value								$ 119,383							$ 375,000
Unvested options expense															$ 2,218,587	$ 1,971,982
Warrants issued								75,000							5,655
Accrued interest															$ 7,589
Options to purchase shares			500,000												3,057,059	2,242,746
Risk free interest rate, maximum															4.27%	4.73%
Common stock returnable commitment shares						$ 80,000									$ 1,360,000	$ 80,000
Risk free interest rate, minimum															3.39%	4.41%
Expected volatility rate, minimum															277.00%	164.00%
Expected volatility rate, maximum															280.00%	379.00%
Common stock, shares authorized															400,000,000	400,000,000	400,000,000
Common stock, par or stated value per share															$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized															50,000,000	50,000,000	50,000,000
Issuances of shares for cash												$ 150,000
Shares Issued for Cash Shares												600,000
Preferred stock, par or stated value per share															$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights		1:1														1:1
Developer fees received								25.00%
Exercise price								$ 1.59
Correlate 2015 Equity Incentive Plan [Member]
Outstanding options																		71,625
Directors [Member]
Shares of common Stock issued															92,010
Vested, number of shares															57,507
CEO [Member]
Shares of common Stock issued															7,661
Shares value of common Stock issued															$ 1,350
Vested, number of shares															2,815
Warrants purchase shares													200,000
Accrued interest															$ 6,995
Todd Michaels [Member]
Shares of common Stock issued															362,319
Vested, number of shares															250,000
Warrant issued value																$ 50,000
Largest Shareholder [Member]
Warrant issued value															$ 200,000	$ 25,000
Warrants purchase shares							25,000
Three Director [Member]
Stock issued options									750,000
Stock issued option, value									$ 1,123,000
Five NonExcecutive Agreement [Member]
Vested, number of shares															125,000
Stock issued options								395,000							500,000
Stock issued option, value								$ 473,000							$ 106,250
Exercise price															$ 0.99
Three Consulting Agreement [Member]
Stock issued options											50,000			30,000
Stock issued option, value											$ 46,000			$ 38,000
Common Class One [Member]
Common stock, shares authorized																	372,500,000
Common stock, par or stated value per share																	$ 0.0001
Common stock, voting rights																	1:1
Non-Excecutive Agreement [Member]
Stock issued options																	1,000,000
Stock issued option, value																	$ 469,000
Options [Member]
Shares value of common Stock issued															$ 783,122
Stock issued options															1,000,000
Risk free interest rate, maximum																4.24%
Risk free interest rate, minimum																1.65%
Expected volatility rate, minimum																282.00%
Expected volatility rate, maximum																330.00%
Fair value assumptions, expected term															5 years
Exercise price															$ 0.54
Risk free interest rate																	1.27%
Expected volatility rate																	280.00%
Options [Member] | Maximum [Member]
Fair value assumptions, expected term																10 years	10 years
Options [Member] | Minimum [Member]
Fair value assumptions, expected term																5 years	5 years
Common Class B [Member]
Common stock, shares authorized																27,500,000	27,500,000
Common stock, par or stated value per share																$ 0.0001	$ 0.0001
Common stock, voting rights																	20:1
Employment Agreements [Member]
Options Issued												$ 1,000,000					$ 2,000,000
Shares forfeiture												$ 868,000					$ 938,000
Note Agreement [Member]
Warrant issued value	$ 3,309,000				$ 5,229,900		$ 1,005,000					$ 1,958,000			$ 47,858	$ 344,000
Warrants purchase shares					200,000		705,000								58,496	300,000
Warrants issued	3,127,858				4,575,776							2,700,000
Exercise price															$ 0.85
Warrants [Member]
Risk free interest rate, maximum															5.00%	4.72%
Risk free interest rate, minimum															3.66%	0.70%
Expected volatility rate, minimum															237.00%	326.00%
Expected volatility rate, maximum															346.00%	428.00%
Warrants [Member] | Maximum [Member]
Fair value assumptions, expected term															60 months	36 months
Exercise price																$ 1.59
Warrants [Member] | Minimum [Member]
Fair value assumptions, expected term															24 months	18 months
Exercise price															$ 0.85	$ 0.25
Option [Member] | Maximum [Member]
Exercise price															0.90
Option [Member] | Minimum [Member]
Exercise price															$ 0.54